VESSELS HELD UNDER CAPITAL LEASE - Schedule of Purchase Options (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Golden Lydernhorn
Capital Leased Assets [Line Items]
Purchase option net of sellers credit, remainder of fiscal year	$ 9,500
Golden Eclipse
Capital Leased Assets [Line Items]
Purchase option net of sellers credit, remainder of fiscal year	39,935
Purchase option net of sellers credit, year two	38,000
Purchase option net of sellers credit, year three	36,250
Purchase option net of sellers credit, year four	$ 33,550